INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX EXPENSE	The income tax expense consists of the following items:
	2023	2022
Current - Federal	$(36)	$(317)
Current – State	10	60
Deferred – Federal	-	(448)
Deferred – State	-	(4)
Total tax expense	$(26)	$(709)

SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS (LIABILITIES)

Components of deferred tax assets (liabilities) are as follows:

	2023	2022
Deferred tax assets:
Start up costs	$850	$-
Lease liability	804	1,071
Stock based compensation	1,305	139
Accrued expenses	1,179	506
Allowance for bad debt	62	75
Research and development credit	847	200
Fixed assets and intangibles	1,657	25
Interest expense	4,907	1,595
Prepaid expenses	512	960
Net Operating Loss	7,891	3,727
Inventory (Sec. 263A)	360	62
Deferred tax asset	$20,374	$8,360

Deferred tax liabilities:
Right of Use Asset	757	1,036

Deferred tax liability	757	1,036
Net deferred tax asset (liability)	19,617	7,324
Valuation Allowance	(19,617)	(7,324)
Net deferred tax asset	$-	$-

SCHEDULE OF RECONCILIATION BETWEEN THE EFFECTIVE TAX RATE ON INCOME FROM CONTINUING OPERATIONS AND THE STATUTORY RATE

Reconciliation between the effective tax rate on income from continuing operations and the statutory rate for the year ending December 31, 2023 and 2022, is as follows:

	2023		2022
	Tax	Percentage	Tax	Percentage
Book income (loss) before taxes	$(2,902)	21.00%	(8,547)	21.00%
Permanent differences (transaction costs)	-	-%	2,185	(5.37)%
Permanent differences (warrants)	-	-%	(1,144)	2.81%
Permanent differences (other than tax))	(6,089)	44.07%	458	(1.13)%
State taxes, net	(1,233)	8.92%	(722)	1.77%
Deferred true-up	(1,617)	11.71%	(288)	0.71%
Research and development credits	(647)	4.68%	(200)	0.49%
Research and development capitalization	(300)	2.17%	-	-%
Uncertain tax positions	132	(0.96)%	128	(0.31)%
Other	68	(0.49)%	97	(0.24)%
Rate Change	268	(1.94)%
Change in valuation allowance	12,294	(88.96)%	7,324	(18.00)%
Total	$(26)		(709)
Effective tax rate		0.20%		1.74%

SCHEDULE OF GROSS UNCERTAIN TAX POSITIONS

The roll-forward of the Company’s gross uncertain tax positions is as follows:

Gross Uncertain Tax Position
Balance at January 1, 2022	$-
Additions for current year tax positions	128
Balance at December 31, 2022	128
Additions for current year tax positions	(37)
Balance at December 31, 2023	$91